Summary of Significant Accounting Policies - Schedule of Net Product and Service Revenues by Revenue Streams (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Product
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 8,676,672	$ 1,257,999	¥ 6,654,893	¥ 4,244,023
Service
Disaggregation Of Revenue [Line Items]
Net revenues	1,192,752	$ 172,933	1,125,382	614,176
Offline Channels | Product
Disaggregation Of Revenue [Line Items]
Net revenues	1,979,115		434,856	316,537
Online Product | Product
Disaggregation Of Revenue [Line Items]
Net revenues	6,697,557		6,220,037	3,927,486
PJT Marketplace | Service
Disaggregation Of Revenue [Line Items]
Net revenues	638,334		516,155	276,721
Paipai Marketplace | Service
Disaggregation Of Revenue [Line Items]
Net revenues	474,010		520,944	304,965
Other Channel | Service
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 80,408		¥ 88,283	¥ 32,490